Income Taxes (Schedule of Components of Income Tax Expense (Benefit)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Abstract]
Federal - current provision	$ 2,380	$ 1,579
Federal - deferred provision (benefit)	381	491
Total Federal provision	2,761	2,070
State - current provision)	267	599
State - deferred provision (benefit)	117	(102)
Total state provision	384	497
Provision for income taxes	$ 3,145	$ 2,567